Third Party Guarantees, Other Contingent Assets And Liabilities, And Other Commitments - Additional Information (Detail) $ in Thousands												12 Months Ended
	Jan. 15, 2020 CLP ($) item	Apr. 09, 2019 CLP ($) item	Dec. 21, 2018 CLP ($)	Jul. 25, 2018 CLF ( )	Jul. 25, 2018 CLP ($)	Jul. 23, 2018 CLP ($)	Jul. 18, 2018 CLF ( )	Jul. 18, 2018 CLP ($)	Jun. 13, 2018 CLF ( )	Jun. 13, 2018 CLP ($)	Nov. 07, 2017 CLP ($)	Dec. 31, 2019 CLF ( ) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CLP ($) item	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Jul. 23, 2018 CLF ( )	Nov. 03, 2017 CLF ( )	Nov. 03, 2017 CLP ($)
Disclosure Of Other Provisions [Line Items]
Fine imposed by Superintendence of electricity and fuels |																	10,000
Ruling issed fine imposed (UTA) | item												10	10	10
Provision amount															$ 7,488,391,000
Cross default limit													$ 150,000
Percentage of debt repayment acceleration													50.00%		50.00%
Enel Distribucion Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Fine of illegality claim against the superintendence of electricity and fuels				6,000	$ 297,738,000	$ 496,230,000	3,000	$ 148,869,000	2,000	$ 99,246,000		80,000		$ 3,969,840,000
Litigation claim amount for damages														$ 2,000,000,000
Litigation claim amount for punitive damages			$ 70,000,000								$ 90,000,000
Number of customers without electricity supply for period exceeding 20 hours														100,000
Fine imposed by Superintendence of electricity and fuels																		35,611	$ 1,767,125,000
Enel Distribucion Chile S.A. [Member] | Ms. Camila Paz Castillo Abarca [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages														$ 1,000,000,000
Enel Distribucion Chile S.A. [Member] | Ms. Kimora Belen Fernandez Castillo [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages														500,000
Enel Distribucion Chile S.A. [Member] | Mr. Victor Hugo Coronado Gonzalez [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages														704,860,000
Litigation claim amount of damages for lost profits														264,860,000
Litigation claim amount for punitive damages														440,000,000
Ingenieria Electrica Azeta Ltda and Enel Distribucion Chile S.A. | Ms. Ximena Acevedo Herrera [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages														878,227,000
Litigation claim amount of damages for lost profits														28,227,000
Litigation claim amount for punitive damages														850,000,000
Maite Alué Letelier Molina
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages														1,000,000,000
Enel Green Power Chile Group
Disclosure Of Other Provisions [Line Items]
Debt obligations													$ 22,592,723
Cross default limit													50,000
Proceeds from borrowings													$ 30
Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of debt repayment acceleration													50.00%		50.00%
Outstanding balance															$ 306,895,060,000
GasAtacama Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Fine of illegality claim against the superintendence of electricity and fuels												120,000		$ 5,964,760,000
Energy purchase commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments															7,647,064,000	$ 8,404,005,000
Yankee Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit													$ 150,000
Outstanding balance													1,000,000		733,128,457,000
Yankee Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit													$ 150,000
Percentage of bondholders, demands debt acceleration												25.00%	25.00%	25.00%
Cross default threshold amount													$ 50,000
Bonds outstanding													717,000		$ 537,266,386,000
Enel Generación Chile Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit													$ 30,000
Series H [Member]
Disclosure Of Other Provisions [Line Items]
Financial debt to capitalization ratio, maximum												0.64%	0.64%	0.64%
Debt to capitalization ratio													0.30%		0.30%
Minimum equity requirement															$ 781,206,000,000
Equity															$ 1,963,775,000,000
Financial expense coverage ratio												10.43%	10.43%	10.43%
Net asset position													$ 252,580
Series H [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio												1.85%	1.85%	1.85%
Series H [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position													$ 500,000
Series M [Member]
Disclosure Of Other Provisions [Line Items]
Financial debt to capitalization ratio, maximum												0.64%	0.64%	0.64%
Debt to capitalization ratio													0.30%		0.30%
Commencement of major litigation [member] | GasAtacama Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Fine of illegality claim against the superintendence of electricity and fuels	$ 297,738,000	$ 297,738,000
Ruling issed fine imposed (UTA) | item	500	500